CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF INCOME
NET SALES	R$ 36,917,619	R$ 37,651,667	R$ 43,581,241
Cost of sales	(33,312,995)	(34,187,941)	(39,290,526)
GROSS PROFIT	3,604,624	3,463,726	4,290,715
Selling expenses	(524,965)	(710,766)	(785,002)
General and administrative expenses	(1,129,943)	(1,528,262)	(1,797,483)
Other operating income	260,618	242,077	213,431
Other operating expenses	(168,887)	(114,230)	(116,431)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	(721,682)	(58,223)
Reversal of contingent liabilities, net	929,711
Equity in earnings of unconsolidated companies	(34,597)	(12,771)	(24,502)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,100,072	(1,636,360)	(3,215,512)
Financial income	226,615	252,045	378,402
Financial expenses	(1,726,284)	(2,010,005)	(1,780,366)
Exchange variations, net	(4,057)	851,635	(1,564,017)
Reversal of monetary update of contingent liabilities, net	369,819
Gains and losses on financial instruments, net	(9,441)	(38,930)	87,085
INCOME (LOSS) BEFORE TAXES	(43,276)	(2,581,615)	(6,094,408)
Income and social contribution taxes
Current	(313,758)	(110,511)	(158,450)
Deferred	18,367	(193,803)	1,656,872
Income and social contribution taxes	(295,391)	(304,314)	1,498,422
NET INCOME (LOSS)	(338,667)	(2,885,929)	(4,595,986)
ATTRIBUTABLE TO:
Owners of the parent	(359,360)	(2,890,811)	(4,551,438)
Non-controlling interests	20,693	4,882	(44,548)
NET INCOME (LOSS)	R$ (338,667)	R$ (2,885,929)	R$ (4,595,986)
EARNINGS PER SHARE
Basic earnings (loss) per share - preferred and common	R$ (0.21)	R$ (1.70)	R$ (2.69)
Diluted earnings (loss) per share - preferred and common	R$ (0.21)	R$ (1.70)	R$ (2.69)